Staff Costs - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Key management personnel compensation, short-term employee benefits	$ 4.7	$ 2.2	$ 2.6
Key management personnel compensation, post-employment benefits	0.3	0.2	0.4
Key management personnel compensation, social security costs	0.5	0.3	0.4
Disclosure of transactions between related parties [line items]
Capital expenditure: Property, plant and equipment	9.6	16.5	15.3
Sales of property	$ 0.1	$ 0.4	$ 0.0